                                     485BPOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 102                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-0816

     Amendment No. 102                                               [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
________________________________________________________________________
                     (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: August 29, 2003

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on August 29, 2003 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------

Your
American Century
prospectus

R CLASS

Growth Fund
Ultra(reg.sm) Fund

AUGUST 29, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

                                [american century logo and text logo (reg. sm)]

                                 (left margin)

                [american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419786
                                Kansas City, MO
                                   64141-6786

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

American Century Investment Services, Inc.

             [graphic of triangle]

             This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. Each fund's investment strategy is based on the belief that, over the long term, stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. A more detailed description of American Century's growth investment style begins on page 7. The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American Century.

The funds' principal risks include

*  MARKET RISK -- The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY -- The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS -- At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN SECURITIES -- A fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the funds' investment strategies

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

             [graphic of triangle]

             An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation
             (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

GROWTH FUND
ULTRA FUND

When the R Class of the funds has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns for the R Class of the funds, including a comparison of these returns to a benchmark index

If the R Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the R Class would have been lower because of its higher expense ratio.

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the funds' R class of shares will differ from those returns shown in the charts, depending on the expenses of that class.

GROWTH FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------
2002             -26.13%
2001             -18.67%
2000             -14.71%
1999              34.68%
1998              36.77%
1997              29.28%
1996              15.01%
1995              20.35%
1994              -1.49%
1993               3.76%
--------------------------------------------------------------------------------

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                  Highest                       Lowest
--------------------------------------------------------------------------------
Growth            23.62% (4Q 1999)              -19.33% (1Q 2001)
--------------------------------------------------------------------------------

                                                                              3

ULTRA FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------
2002                -23.15%
2001                -14.61%
2000                -19.91%
1999                 41.46%
1998                 34.55%
1997                 23.13%
1996                 13.85%
1995                 37.68%
1994                 -3.62%
1993                 21.81%
--------------------------------------------------------------------------------

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                         Highest                      Lowest
--------------------------------------------------------------------------------
Ultra                    32.09% (4Q 1999)             -17.49% (1Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables show the average annual total returns of the funds'
Investor Class shares calculated three different ways. Because the funds'
R Class shares did not have a full calendar year's worth of performance, returns for the R Class shares are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the funds during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

4

INVESTOR CLASS

For the calendar year ended December 31, 2002           1 year     5 years      10 years    Life of Class(1)
--------------------------------------------------------------------------------------------------------------
Growth
Return Before Taxes                                     -26.13%    -1.15%       5.61%       15.09%(2)
Return After Taxes on Distributions                     -26.13%    -2.97%       2.89%       N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                               -16.04%    -0.32%       4.21%       N/A
Russell 1000 Growth Index                               -27.88%    -3.84%       6.70%       N/A(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------------------
Ultra
Return Before Taxes                                     -23.15%     0.01%       8.53%       13.39%
Return After Taxes on Distributions                     -23.24%    -1.01%       6.94%       N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                               -14.21%     0.31%       7.04%       N/A
S&P 500 Index                                           -22.10%    -0.59%       9.34%       13.08%(4)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------------------

(1)  The inception dates for the Investor Class are Growth, October 31, 1958;
     and Ultra, November 2, 1981. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

(2)  Although the class's actual inception date was October 31, 1958, life of class is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

(3)  Benchmark began January 1, 1979.

(4)  Since October 31, 1981, the date closest to the class's inception for which data is available.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

                                                                              5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                  Management     Distribution and          Other            Total Annual Fund
                  Fee            Service (12b-1) Fees(1)   Expenses(2)      Operating Expenses
-----------------------------------------------------------------------------------------------
Growth
    R Class       1.00%          0.50%                     0.00%            1.50%
-----------------------------------------------------------------------------------------------
Ultra
    R Class       0.99%(3)       0.50%                     0.00%            1.49%
-----------------------------------------------------------------------------------------------

(1)  The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. The fee may be used to compensate such financial intermediaries for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 18.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

(3)  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                     1 year       3 years         5 years         10 years
-------------------------------------------------------------------------------
Growth
    R Class          $152         $472            $814            $1,778
-------------------------------------------------------------------------------
Ultra
    R Class          $151         $469            $809            $1,767
-------------------------------------------------------------------------------

6

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with accelerating earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

             [graphic of triangle]

             Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.  When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the funds to lose more money than they invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities, as discussed above. The funds generally limit their purchase of debt securities to investment-grade obligations.

                                                                               7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets in U.S. stocks, the funds may invest in securities of foreign companies.  Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

8

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the average net assets of the specific class of shares of the funds.  The amount of the management fee for each fund is determined daily on a  class-by-class  basis using a two-step formula that takes into account each fund's strategy  (money market,  bond or equity) and the total amount of mutual fund assets the advisor  manages.  The  management  fee is paid monthly in arrears  taking into account the average net assets of all classes of the funds.  The R Class shares of the funds had no assets as of the date of this prospectus. Growth will pay the advisor a unified management fee of 1.00% of the average net assets of the R Class shares of the fund. Ultra will pay the advisor a unified management fee of 1.00% of its pro rata share of the first $20 billion of the  fund's  average  net  assets,  0.95% of its pro rata share more than $20 billion to $30 billion or the fund's average net assets,  0.925% of its pro rata share more than $30 billion to $40  billion of the  fundd's  average net assets, and 0.900% of its pro rata share of over $40  billion of the fund's  average net assets.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the funds' investment objectives and strategy.

                                                                              9

The portfolio managers on the investment teams are identified below.

Growth

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

E. A. PRESCOTT LEGARD

Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March
1999, he was an Analyst for USAA Investment Management from March 1998 to March
1999. He has a bachelor's degree in economics from DePauw University. He is a
CFA charterholder.

TIM REYNOLDS

Mr. Reynolds, Vice President and Portfolio Manager, has been a member of the team that manages Growth since June 2003. He joined American Century in November
1999 as an investment analyst and was promoted to Portfolio Manager in August
2001. Prior to joining American Century, he was a Senior Analyst at USAA from
May 1997 to November 1999. He has a bachelor of business administration -
finance from Texas A&M University and a master's degree in finance from Texas
Tech University. He is a CFA charterholder.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief Investment Officer -- U.S.
Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining American Century in
February 2000, he was a Portfolio Manager with the Franklin Templeton Group from
March 1998 to October 1999. He has a bachelor's degree in political science from
Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

WADE W. SLOME

Mr. Slome, Portfolio Manager, has been a member of the team that manages Ultra since June 1998. He was promoted to Portfolio Manager in July 2002. He joined
American  Century in June 1998 as an investment analyst. He has a bachelor's degree in economics from the University of California, Los Angeles and an MBA in finance from Cornell University. He is a CFA charterholder.

10

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

                                                                             11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR R CLASS SHARES

The R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investments are $2,000 for a Coverdell
Education Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies.

             [graphic of triangle]

             FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

The financial intermediary through which you may purchase, redeem and exchange fund shares may charge a transaction-based or other fee for their services.
Those charges are retained by the intermediary and are not shared with American
Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

12

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage market timing and other abusive trading practices, and we take steps to minimize the effect of these activities in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

             [graphic of triangle]

            A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

                                                                             13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

14

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the funds' board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open.
Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [graphic of triangle]

             GOOD ORDER means that your instructions have been received  in the form required by American Century. This may include,  for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to their shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

             [[graphic of triangle]

             CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

                                                                             15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you need a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

             [graphic of triangle]

             QUALIFIED DIVIDEND INCOME is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains recognized by the funds prior to May 6, 2003, the following rates apply:

                                     Tax Rate for 10% and   Tax Rate for
Type of Distribution                 15% Brackets           All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)    8%                    20%
--------------------------------------------------------------------------------

For capital gains recognized by the funds after May 5, 2003, and for income distributions designated as qualified dividend income, the following rates apply:

                                     Tax Rate for 10% and   Tax Rate for
Type of Distribution                 15% Brackets           All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income        5%                     15%
--------------------------------------------------------------------------------

16

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in a fund's portfolio.

                                                                             17

MULTIPLE CLASS INFORMATION

American Century offers five classes of the funds: Investor Class, Institutional
Class, Advisor Class, C Class and R Class. The shares offered by this Prospectus are R Class shares. R Class shares are offered primarily through employer-sponsored retirement plans and through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this Prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares
*  1-800-378-9878 for Advisor Class and C Class shares

You also can contact a sales representative or financial intermediary who offers that  class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' R Class shares have a 12b-1 plan. Under the R Class
Plan, the funds' R Class pays an annual fee of 0.50% of R Class average net assets to the distributor. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers, insurance companies and recordkeepers that make R Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plan and its terms, see Multiple
Class Structure in the Statement of Additional Information.

In addition, the advisor or the funds' distributor may make payments for various services or other expenses out of their past profits or other available sources.
Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

18

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is lower than the R Class offered by this Prospectus. If the
R Class had existed during the periods presented, its performance would have been lower because of the additional expenses.

The tables on the next few pages itemize what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

                                                                             19

GROWTH FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31

-------------------------------------------------------------------------------------------------------------
                                                          2002       2001       2000      1999       1998
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $17.85     $31.09     $31.60     $28.03     $27.86
-------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Loss(1)                                 (0.01)      --(2)     (0.10)     (0.07)     (0.01)
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                (3.04)     (9.66)      3.73       9.03       4.35
-------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                       (3.05)     (9.66)      3.63       8.96       4.34
-------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Realized Gains                                   --      (3.58)     (4.14)     (5.39)     (4.17)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $14.80     $17.85     $31.09     $31.60     $28.03
=============================================================================================================
  TOTAL RETURN(3)                                       (17.09)%   (34.14)%    11.49%     36.31%     18.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets          1.00%      1.00%     1.00%      1.00%      1.00%
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets       (0.04)%    (0.01)%   (0.30)%    (0.24)%    (0.02)%
-----------------------------------------------------
Portfolio Turnover Rate                                     135%       114%      102%        92%       126%
-----------------------------------------------------
Net Assets, End of Period (in millions)                   $3,951     $5,715    $9,557     $8,333     $6,097
-------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

20

ULTRA FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
--------------------------------------------------------------------------------------------------------------
                                                          2002       2001        2000      1999       1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                     $25.09     $41.45      $38.97    $31.06     $33.46
--------------------------------------------------------------------------------------------------------------

Income From Investment Operations
-----------------------------------------------------
  Net Investment Income (Loss)(1)                          0.06      (0.06)      (0.28)    (0.14)     (0.02)
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 (3.32)    (11.89)       4.14     11.17       4.70
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                        (3.26)    (11.95)       3.86     11.03       4.68
--------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 --         --          --        --      (0.01)
-----------------------------------------------------
  From Net Realized Gains                                    --      (4.41)      (1.38)    (3.12)     (7.07)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                                        --      (4.41)      (1.38)    (3.12)     (7.08)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $21.83     $25.09      $41.45    $38.97     $31.06
==============================================================================================================
  TOTAL RETURN(2)                                        (12.99)%   (31.44)%      9.81%    37.94%     17.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets           0.99%      0.98%      0.99%     1.00%      1.00%
-----------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       0.24%    (0.18)%    (0.64)%   (0.39)%    (0.08)%
-----------------------------------------------------
Portfolio Turnover Rate                                       92%        86%        62%       42%       128%
-----------------------------------------------------
Net Assets, End of Period (in millions)                   $18,616    $24,560    $38,461   $35,752    $25,396
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                             21

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference              Fund Code         Ticker        Newspaper Listing
--------------------------------------------------------------------------------
Growth
     R Class                120               N/A           Growth
--------------------------------------------------------------------------------
Ultra
     R Class                122               N/A           Ultra
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0308
SH-PRS-34867

American Century
statement of
additional information

AUGUST 29, 2003

American Century Mutual Funds, Inc.

Growth Fund
Ultra(reg.sm) Fund
Select Fund
Vista(sm) Fund
Heritage Fund
Balanced Fund
Capital Value Fund
Giftrust(reg.sm) Fund
New Opportunities Fund
New Opportunities II Fund
Veedot(reg.sm) Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses dated March 1, 2003, and August 29, 2003, but is not a prospectus.
The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

Table of Contents

The Funds' History ........................................................    2
Fund Investment Guidelines ................................................    3
     Growth, Ultra, Select, Vista, Heritage, Giftrust

     Growth, Ultra, Select, Vista, Heritage, Capital Value,
     Giftrust, New Opportunities, New Opportunities II, Veedot

                                                                           1

THE FUNDS' HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On June 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund                           Ticker Symbol           Inception Date
------------------------------------------------------------------------------
Growth
   Investor Class              TWCGX                   10/31/1958
------------------------------------------------------------------------------
   Institutional Class         TWGIX                   06/16/1997
------------------------------------------------------------------------------
   C Class                     TWGCX                   11/28/2001
------------------------------------------------------------------------------
   R Class                     N/A                     08/29/2003
------------------------------------------------------------------------------
   Advisor Class               TCRAX                   06/04/1997
------------------------------------------------------------------------------
Ultra
   Investor Class              TWCUX                   11/02/1981
------------------------------------------------------------------------------
   Institutional Class         TWUIX                   11/14/1996
------------------------------------------------------------------------------
   C Class                     TWCCX                   10/29/2001
------------------------------------------------------------------------------
   R Class                     N/A                     08/29/2003
------------------------------------------------------------------------------
   Advisor Class               TWUAX                   10/02/1996
------------------------------------------------------------------------------
Select
   Investor Class              TWCIX                   10/31/1958
------------------------------------------------------------------------------
   Institutional Class         TWSIX                   03/13/1997
------------------------------------------------------------------------------
   A Class                     AASLX                   01/31/2003
------------------------------------------------------------------------------
   B Class                     ABSLX                   01/31/2003
------------------------------------------------------------------------------
   C Class                     ACSLX                   01/31/2003
------------------------------------------------------------------------------
   Advisor Class               TWCAX                   08/08/1997
------------------------------------------------------------------------------
Vista
   Investor Class              TWCVX                   11/25/1983
------------------------------------------------------------------------------
   Institutional Class         TWVIX                   11/14/1996
------------------------------------------------------------------------------
   C Class                     TWVCX                   07/18/2001
------------------------------------------------------------------------------
   Advisor Class               TWVAX                   10/02/1996
------------------------------------------------------------------------------
Heritage
   Investor Class              TWHIX                   11/10/1987
------------------------------------------------------------------------------
   Institutional Class         ATHIX                   06/16/1997
------------------------------------------------------------------------------
   C Class                     THGCX                   06/26/2001
------------------------------------------------------------------------------
   Advisor Class               ATHAX                   07/11/1997
------------------------------------------------------------------------------
Balanced
   Investor Class              TWBIX                   10/20/1988
------------------------------------------------------------------------------
   Institutional Class         ABINX                   05/01/2000
------------------------------------------------------------------------------
   Advisor Class               TWBAX                   01/06/1997
------------------------------------------------------------------------------
Capital Value
   Investor Class              ACTIX                   03/31/1999
------------------------------------------------------------------------------
   Institutional Class         ACPIX                   03/01/2002
------------------------------------------------------------------------------
   Advisor Class               N/A                     N/A
------------------------------------------------------------------------------

Fund                            Ticker Symbol        Inception Date
------------------------------------------------------------------------------
Giftrust
   Investor Class               TWGTX                11/25/1983
------------------------------------------------------------------------------
New Opportunities
   Investor Class               TWNOX                12/26/1996
------------------------------------------------------------------------------
New Opportunities II
   Investor Class               ANOIX                06/01/2001
------------------------------------------------------------------------------
   Institutional Class          N/A                  N/A
------------------------------------------------------------------------------
   A Class                      ANOAX                01/31/2003
------------------------------------------------------------------------------
   B Class                      ANOBX                01/31/2003
------------------------------------------------------------------------------
   C Class                      ANOCX                01/31/2003
------------------------------------------------------------------------------
Veedot
   Investor Class               AMVIX                11/30/1999
------------------------------------------------------------------------------
   Institutional Class          AVDIX                08/01/2000
------------------------------------------------------------------------------
   Advisor Class                N/A                  N/A
------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing each fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and
Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, other than Veedot, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot is nondiversified. Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST,
NEW OPPORTUNITIES, NEW OPPORTUNITIES II AND VEEDOT

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible debt securities and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds'

                                                                              3

management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 5, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks. See Derivative
Securities, page 8, Short-Term Securities, page 11 and Futures and Options, page
11.

BALANCED

In general, within the restrictions outlined here and in the fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund's portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
Fund Investment Guidelines. The fund managers also may purchase foreign securities, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and similar securities, and short-term securities. See Table 1, page 5.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-to-10-year range. The managers will actively manage the portfolio, adjusting the portfolio's weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, on
page 67.

CAPITAL VALUE

The fund managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund managers will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. See Table 1, page 5.

TABLE 1
--------------------------------------------------------------------------------

An "X" in the table below indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                                           New
                             Growth                 Opportunities II
                              Ultra       Vista            New                                Capital
                             Select     Heritage      Opportunities     Giftrust   Balanced    Value     Veedot
-----------------------------------------------------------------------------------------------------------------
Foreign Securities              X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
Convertible Debt
   Securities                   X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
Short Sales                     X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
Portfolio Lending            33-1/3%      33-1/3%         33-1/3%        33-1/3%    33-1/3%   33-1/3%     33-1/3%
-----------------------------------------------------------------------------------------------------------------
Derivative Securities           X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
Investments in Companies
   with Limited
   Operating Histories         5%          10%             10%             10%        5%         X         10%
-----------------------------------------------------------------------------------------------------------------
Other Investment
   Companies                   10%         10%             10%             10%        10%       10%        10%
-----------------------------------------------------------------------------------------------------------------
Repurchase Agreements           X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
When-Issued and
   Forward Commitment
   Agreements                   X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
Restricted and
   Illiquid Securities         15%         15%             15%             15%        15%       15%        15%
-----------------------------------------------------------------------------------------------------------------
Short-Term Securities           X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
Futures & Options               X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
Forward Currency
   Exchange Contracts           X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
Equity Equivalents              X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
FIXED-INCOME SECURITIES
-----------------------------------------------------------------------------------------------------------------
   Municipal Notes                                                                    X         X
-----------------------------------------------------------------------------------------------------------------
   Municipal Bonds                                                                     X         X
-----------------------------------------------------------------------------------------------------------------
   Variable- and
   Floating-Rate
   Obligations                                                                        X         X
-----------------------------------------------------------------------------------------------------------------
   Obligations with Term
   Puts Attached                                                                      X         X
-----------------------------------------------------------------------------------------------------------------
   Tender Option Bonds                                                                          X
-----------------------------------------------------------------------------------------------------------------
   Zero-Coupon and
   Step-Coupon Securities                                                              X
-----------------------------------------------------------------------------------------------------------------
   Inverse Floaters                                                                    X         X
-----------------------------------------------------------------------------------------------------------------
   U.S. Government
   Securities                   X           X               X               X          X         X          X
-----------------------------------------------------------------------------------------------------------------
   Mortgage-Backed
   Securities                                                                          X
-----------------------------------------------------------------------------------------------------------------
   Asset-Backed Securities                                                             X
-----------------------------------------------------------------------------------------------------------------

                                                                           5

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 5.

Foreign Securities

Each fund may invest an unlimited portion of its total assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S.
or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. Each fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the

                                                                           7

seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the
Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*   through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*   by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*   the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*   the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*   the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*   the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

                                                                              9

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

                                                                             11

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500
Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.
Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides

a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so.
In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

                                                                             13

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so;

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity

to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate

                                                                             15

instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Balanced and Capital Value may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, Capital Value  may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

Zero-Coupon and Step-Coupon Securities

Balanced may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the

funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

Inverse Floaters

Balanced and Capital Value may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

                                                                             17

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Mortgage-Backed Securities

Background

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their

mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

Fannie Mae Certificates

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any

                                                                             19

foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the
U.S. government.

Freddie Mac Certificates

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

Collateralized Mortgage Obligations (CMOs)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding,

periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond, support or non-PAC bond -- that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

Commercial Mortgage-Backed Securities (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. The credit quality of
CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Rating agencies that rate the individual classes of the deal determine the amount of subordination of a particular class. Commercial mortgages

                                                                             21

are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate.

Adjustable-Rate Mortgage Loans (ARMs)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

                                                                             23

Subject           Policy
--------------------------------------------------------------------------------
Senior Securities A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending           A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective,
                  policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration     A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting      A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities       A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                  contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control           A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject           Policy
--------------------------------------------------------------------------------
Leveraging        A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
                  securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or
                  contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and       A fund may enter into futures contracts and write and buy put
Options           and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it
                  invested.
--------------------------------------------------------------------------------
Issuers with      A fund may invest a portion of its assets in the securities of
Limited           issuers with limited operating histories. An issuer is
Operating         considered to have a limited operating history if that issuer
Histories         has a record of less than three years of continuous
                  operation. Periods of capital formation, incubation,
                  consolidations, and research and development may be
                  considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights table in that fund's Prospectus.

Capital Value Fund

The fund managers of Capital Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders.
However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

                                                                             25

Other Funds

With respect to each other fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Veedot, events that occurred in 2001 created significant challenges. For example, the extreme volatility in the markets in recent months has been dramatic, causing fund managers to trade more frequently than is typical. In addition, the collapse of corporate earnings has made it increasingly difficult to find stocks that consistently demonstrate the characteristics the fund seeks, which also resulted in more frequent trading. Due to these factors, portfolio turnover has been uncharacteristically high.

For Vista, Giftrust and New Opportunities, the higher portfolio turnover rate for 2001 resulted from efforts to improve the fund's performance, which included replacing underperforming stocks and increasing the fund's diversification across a broader range of industries. As a result, a greater number of stocks were sold and purchased during 2001 than has been the fund's historical practice.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and appointed or re-appointed on an annual basis.

                                                                                    Number of
                                                                                    Portfolios
                                                                                    in Fund
                           Position(s)   Length                                     Complex     Other
                           Held          of Time                                    Overseen    Directorships
                           with          Served    Principal Occupation(s)          by          Held by
Name, Address (Age)        Fund          (years)   During Past 5 Years              Director    Director
-------------------------------------------------------------------------------------------------------------------
Interested Directors
-------------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.(1)   Director,     44        Chairman, Director and           39          None
4500 Main Street           Chairman                controlling shareholder, ACC
Kansas City, MO 64111      of the                  Chairman , ACIM, ACSC and
(79)                       Board                   other ACC subsidiaries
                                                   Director, ACIM, ACSC and
                                                   other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------------
James E. Stowers III(1)    Director,     12        Co-Chairman, ACC                 39          None
4500 Main Street           Chairman                (September 2000 to present)
Kansas City, MO 64111      of the                  Chief Executive Officer, ACC
(44)                       Board                   (June 1996 to September 2000)
                                                   Chief Executive Officer,
                                                   ACIM, ACSC and
                                                   other ACC subsidiaries
                                                   Director, ACC, ACIM, ACSC
                                                   and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------------
Independent Directors
-------------------------------------------------------------------------------------------------------------------
Thomas A. Brown            Director      22        Strategic Account                39          None
4500 Main Street                                   Implementation Manager,
Kansas City, MO 64111                              Applied Industrial
(62)                                               Technologies, Inc.,
                                                   a corporation engaged in
                                                   the sale of bearings and
                                                   power transmission products
-------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D.    Director      1         Retired, formerly a              39          None
4500 Main Street           Emeritus(2)             general surgeon
Kansas City, MO 64111
(70)
-------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.      Director      5         Senior Vice President,           39          Director, Midwest
4500 Main Street                                   Midwest Research Institute                   Research Institute
Kansas City, MO 64111
(58)
-------------------------------------------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(2) Dr. Robert Doering resigned as a full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr.
    Doering is not a director or a member of the board, and has no voting power relating to fund operations. He is not an interested person of the funds or
    ACIM. He receives an annual stipend of $2,500 for his services.

                                                                             27

                                                                                 Number of
                                                                                 Portfolios
                                                                                 in Fund
                         Position(s)   Length                                    Complex      Other
                         Held          of Time                                   Overseen     Directorships
                         with          Served    Principal Occupation(s)         by           Held by
Name, Address (Age)      Fund          (years)   During Past 5 Years             Director     Director
-----------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock          Director      6         Retired, formerly Chairman,     39           Director, Allied
4500 Main Street                                 Public Service Company                       Motion Technologies, Inc.
Kansas City, MO 64111                            of Colorado                                  and J.D.
(68)                                                                                          Edwards & Company
-----------------------------------------------------------------------------------------------------------------------
Donald H. Pratt          Director,     7         Chairman,                       39           Director, Butler
4500 Main Street         Vice                    Western Investments, Inc.                    Manufacturing
Kansas City, MO 64111    Chairman                Retired Chairman of the Board,               Company
(65)                     of the                  Butler Manufacturing Company                 Director, Atlas-Copco,
                         Board                                                                North America Inc.
-----------------------------------------------------------------------------------------------------------------------
Gale E. Sayers           Director      2         President, Chief Executive      39           None
4500 Main Street                                 Officer and Founder,
Kansas City, MO 64111                            Sayers Computer Source
(60)
-----------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord   Director      8         Senior Vice President,          39           Director, DST
4500 Main Street                                 Long Distance Finance,                       Systems, Inc.
Kansas City, MO 64111                            Sprint Corporation
(57)
-----------------------------------------------------------------------------------------------------------------------
Timothy S. Webster       Director      1         President and Chief             39           None
4500 Main Street                                 Executive Officer,
Kansas City, MO 64111                            American Italian Pasta
(41)                                             Company
-----------------------------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------------------------
William M. Lyons         President     2         Chief Executive Officer, ACC    Not          Not
4500 Main St.                                    and other ACC subsidiaries      applicable   applicable
Kansas City, MO 64111                            (September 2000 to present)
(47)                                             President, ACC
                                                 (June 1997 to present)
                                                 President, ACIM
                                                 (September 2002 to present)
                                                 Chief Operating Officer, ACC
                                                 (June 1996 to September 2000)
                                                 Also serves as: Executive Vice
                                                 President, ACIM, ACIS, ACSC
                                                 and other ACC subsidiaries, and
                                                 Executive Vice President of
                                                 other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive     7         Chief Administrative Officer,   Not          Not
4500 Main St.            Vice                    ACC (August 1997 to present)    applicable   applicable
Kansas City, MO 64111    President               Chief Financial Officer, ACC
(57)                                             (May 1995 to October 2002)
                                                 President, ACSC
                                                 (January 1999 to present)
                                                 Executive Vice President,
                                                 ACC (May 1995 to present)
                                                 Also serves as: Executive
                                                 Vice President and Chief
                                                 Financial Officer, ACIM, ACIS
                                                 and other ACC subsidiaries,
                                                 and Treasurer, ACIM
-----------------------------------------------------------------------------------------------------------------------

                                                                                  Number of
                                                                                  Portfolios
                                                                                  in Fund
                        Position(s)     Length                                    Complex             Other
                        Held            of Time                                   Overseen            Directorships
                        with            Served   Principal Occupation(s)          by                  Held by
Name, Address (Age)     Fund            (years)  During Past 5 Years              Director            Director
-------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA    Senior          2        Senior Vice President and        Not                 Not
4500 Main St.           Vice                     Assistant Treasurer, ACSC        applicable          applicable
Kansas City, MO 64111   President,
(47)                    Treasurer
                        and Chief
                        Accounting
                        Officer
-------------------------------------------------------------------------------------------------------------------
David C. Tucker         Senior          2        Senior Vice President, ACIM,     Not                 Not
4500 Main St.           Vice                     ACIS, ACSC and other ACC         applicable          applicable
Kansas City, MO 64111   President                subsidiaries
(45)                    and                      (June 1998 to present)
                        General                  General Counsel, ACC, ACIM,
                        Counsel                  ACIS, ACSC and other
                                                 ACC subsidiaries
                                                 (June 1998 to present)
-------------------------------------------------------------------------------------------------------------------
Robert Leach            Controller      5        Vice President, ACSC             Not                 Not
4500 Main St.                                    February 2000 to present)        applicable          applicable
Kansas City, MO 64111                            Controller-Fund Accounting,
(37)                                             ACSC
-------------------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer     5        Vice President, Corporate Tax,   Not                 Not
4500 Main St.                                    ACSC (April 1998 to present)     applicable          applicable
Kansas City, MO 64111                            Vice President, ACIM, ACIS and
(36)                                             other ACC subsidiaries
                                                 (April 1999 to present)
                                                 President, American Century
                                                 Employee Benefit Services, Inc.
                                                 (January 2000 to December 2000)
                                                 Treasurer, American Century
                                                 Employee Benefit Services, Inc.
                                                 (December 2000 to present)
                                                 Treasurer, American Century
                                                 Ventures, Inc.
                                                 (December 1999 to present)
-------------------------------------------------------------------------------------------------------------------

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2002, DST received $29,967,576 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2002 was approximately $2.38 billion.

Ms. Strandjord is a director of DST and a holder of 26,491 shares and possesses options to acquire an additional 55, 890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

                                                                             29

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.  In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, or annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality  of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent
[directors/trustees], concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                   Number of
                                                                                                   Meetings Held
                                                                                                   During Last
Committee          Members                Function                                                 Fiscal Year
-----------------------------------------------------------------------------------------------------------------
Executive          James E. Stowers, Jr.  The Executive Committee performs the functions           0
                   James E. Stowers III   of the Board of Directors between board meetings,
                   Donald H. Pratt        subject to the limitations on its power set out in
                                          the Maryland General Corporation Law, and except
                                          for matters required by the Investment Company
                                          Act to be acted upon by the whole board.
-----------------------------------------------------------------------------------------------------------------
Compliance         Andrea C. Hall, PhD    The Compliance and Shareholder Communications            4
and Shareholder    Thomas A. Brown        Committee reviews the results of the funds'
Communications     Gale E. Sayers         compliance testing program, reviews quarterly
                   Timothy S. Webster     reports from the Communications advisor
                                          to the board regarding various compliance matters
                                          and monitors the implementation of the funds'
                                          Code of Ethics, including any violations.
-----------------------------------------------------------------------------------------------------------------
Audit              D.D. (Del) Hock        The Audit Committee recommends the engagement            4
                   Donald H. Pratt        of the funds' independent auditors and oversees its
                   Jeannine Strandjord    activities. The Committee receives reports from the
                                          advisor's Internal Audit Department, which is
                                          accountable to the Committee. The Committee also
                                          receives reporting about compliance matters
                                          affecting the funds.
-----------------------------------------------------------------------------------------------------------------
Governance         Donald H. Pratt        The Board Governance Committee primarily considers and   0
                   Jeannine Strandjord    recommends individuals for nomination as directors.
                   Thomas A. Brown        The names of potential director candidates are
                                          drawn from a number of sources, including
                                          recommendations from members of the board,
                                          management and shareholders. This committee also
                                          reviews and makes recommendations to the board
                                          with respect to the composition of board committees
                                          and other board-related matters, including its
                                          organization, size, composition, responsibilities,
                                          functions and compensation. The Governance
                                          Committee does not currently have a policy
                                          regarding whether it will consider nominees
                                          recommended by shareholders.
-----------------------------------------------------------------------------------------------------------------

                                                                             31

Compensation of Directors

The directors serve as directors for five American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------
                           Total                  Total Compensation
                           Compensation           from the
                           from the               American Century
Name of Director           Funds(1)               Family of Funds(2)
----------------------------------------------------------------------------
Thomas A. Brown            $50,348                 $72,250
----------------------------------------------------------------------------
Robert W. Doering, M.D.     $5,630                  $7,833
----------------------------------------------------------------------------
Andrea C. Hall, Ph.D.      $52,798                 $75,750
----------------------------------------------------------------------------
D.D. (Del) Hock            $51,761                 $74,250
----------------------------------------------------------------------------
Donald H. Pratt            $52,642                 $75,500
----------------------------------------------------------------------------
Gale E. Sayers             $49,827                 $71,500
----------------------------------------------------------------------------
M. Jeannine Strandjord     $49,670                 $71,250
----------------------------------------------------------------------------
Timothy S. Webster (3)     $49,875                 $71,500
----------------------------------------------------------------------------

(1)  Includes compensation paid to the directors during the fiscal year ended
     October 31, 2002, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds' Independent Directors'
     Deferred Compensation Plan.

(2)  Includes compensation paid by the five investment company members of the
     American Century family of funds served by this Board at the end of the fiscal year. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $12,850; Dr. Hall, $66,750; Mr.
     Hock, $66,750; Mr. Pratt, $3,685; Mr. Sayers, $12,167 and Mr. Webster,
     $26,667.

(3)  Mr. Webster joined the board on November 16, 2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2002.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2002, as shown in the table below:

                                                                           NAME OF DIRECTORS
-------------------------------------------------------------------------------------------------------------------
                                                    James E.      James E.      Thomas A.  Robert W.     Andrea C
                                                  Stowers, Jr.   Stowers III      Brown     Doering     Hall, Ph.D.
-------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Growth                                                E             C             B          E             A
-------------------------------------------------------------------------------------------------------------------
  Ultra                                                 B             E             B          E             A
-------------------------------------------------------------------------------------------------------------------
  Select                                                C             E             C          E             A
-------------------------------------------------------------------------------------------------------------------
  Vista                                                 E             E             C          A             C
-------------------------------------------------------------------------------------------------------------------
  Heritage                                              A             C             B          A             A
-------------------------------------------------------------------------------------------------------------------
  Giftrust                                              B             C             A          A             A
-------------------------------------------------------------------------------------------------------------------
  Balanced                                              A             A             B          A             A
-------------------------------------------------------------------------------------------------------------------
  New Opportunities                                     A             E             C          E             C
-------------------------------------------------------------------------------------------------------------------
  New Opportunities II                                  A             A             A          A             A
-------------------------------------------------------------------------------------------------------------------
  Capital Value                                         A             A             A          A             A
-------------------------------------------------------------------------------------------------------------------
  Veedot                                                A             E             B          A             A
-------------------------------------------------------------------------------------------------------------------
  High-Yield(1)                                         A             A             A          A             A
-------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity Securities
in all Registered Investment Companies Overseen
by Director in Family of Investment Companies           E             E             E          E             E
-------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

(1) Effective July 1, 2002, the fund's assets were transferred to the High-Yield
    Fund, a series of American Century Investment Trust.

                                           NAME OF DIRECTORS
-------------------------------------------------------------------------------------------------------------------
                                                   D.D. (Del)      Donald        Gale E.   M. Jeannine   Timothy S.
                                                      Hock        H. Pratt       Sayers    Strandjord      Webster
-------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Growth                                                D             A             A           A             B
-------------------------------------------------------------------------------------------------------------------
  Ultra                                                 D             A             A           D             C
-------------------------------------------------------------------------------------------------------------------
  Select                                                C             A             A           A             B
-------------------------------------------------------------------------------------------------------------------
  Vista                                                 D             A             A           A             C
-------------------------------------------------------------------------------------------------------------------
  Heritage                                              A             A             A           A             A
-------------------------------------------------------------------------------------------------------------------
  Giftrust                                              A             A             A           A             A
-------------------------------------------------------------------------------------------------------------------
  Balanced                                              A             A             C           A             A
-------------------------------------------------------------------------------------------------------------------
  New Opportunities                                     A             A             A           A             B
-------------------------------------------------------------------------------------------------------------------
  New Opportunities II                                  A             A             A           A             A
-------------------------------------------------------------------------------------------------------------------
  Capital Value                                         A             A             A           A             A
-------------------------------------------------------------------------------------------------------------------
  Veedot                                                A             A             A           A             C
-------------------------------------------------------------------------------------------------------------------
  High-Yield(1)                                         A             A             A           A             A
-------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity Securities
in all Registered Investment Companies Overseen
by Director in Family of Investment Companies           E             E             C           E             E
-------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

(1) Effective July 1, 2002, the fund's assets were transferred to the High-Yield
    Fund, a series of American Century Investment Trust.

                                                                             33

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The Advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the Advisor's Proxy Voting Guidelines to govern the
Advisor's proxy voting activities.

The Advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the
Advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

* Election of Directors
* Ratification of Selection of Auditors
* Equity-Based Compensation Plans
* Anti-Takeover Proposals
  * Cumulative Voting
  * Staggered Boards
  * "Blank Check" Preferred Stock
  * Elimination of Preemptive Rights
  * Non-targeted Share Repurchase
  * Increase in Authorized Common Stock
  * "Supermajority" Voting Provisions or Super Voting Share Classes
  * "Fair Price" Amendments
  * Limiting the Right to Call Special Shareholder Meetings
  * Poison Pills or Shareholder Rights Plans
  * Golden Parachutes
  * Reincorporation
  * Confidential Voting
  * Opting In or Out of State Takeover Laws
* Shareholder Proposals Involving Social, Moral or Ethical Matters
* Anti-Greenmail Proposals
* Changes to Indemnification Provisions
* Non-Stock Incentive Plans
* Director Tenure
* Directors' Stock Options Plans
* Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the Advisor may have a potential conflict of interest.
Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for

the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the Advisor's Proxy Voting Guidelines are available on the funds'
website at www.americancentury.com.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of August 1, 2003, the following companies were the record owners of more than 5% of the outstanding shares of any class of the funds:

                                                     Percentage of
Fund/Class Shareholder                               Outstanding Shares Owned
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
   Investor
           None
--------------------------------------------------------------------------------
   Advisor
           Charles Schwab & Co., Inc.                14%
           San Francisco, California

           Nationwide Trust Co.                      14%
           Columbus, Ohio

           Nationwide Insurance Co.                   7%
           Columbus, Ohio
--------------------------------------------------------------------------------
   Institutional
           State Street Bank & Trust Co. TR          86%
           Martin Marietta PSP & Trust
           Boston, Massachusetts
--------------------------------------------------------------------------------
   C
           Pershing LLC                              48%
           Jersey City, New Jersey

           Circle Trust Company Custodian             9%
           Warlock OSP Services Inc. 401K Plan
           Stamford, Connecticut

           Raymond James & Assoc. Inc.                7%
           FBO Maples IRA
           St. Petersburg, Florida
--------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------
   Investor
           None
--------------------------------------------------------------------------------
   Advisor
           Principal Life Insurance                  36%
           Des Moines, Iowa

           Orchard Trust Company Custodian           11%
           RHD Investors Choice 403B7
           Englewood, Colorado

           MLPF&S for the Sole                       10%
           Benefit of Its Customers
           Jacksonville, Florida

           Saxon & Co.                                8%
           Philadelphia, Pennsylvania
--------------------------------------------------------------------------------

                                                                             35

                                                     Percentage of
Fund/Class Shareholder                               Outstanding Shares Owned
--------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------
   Institutional
           Northern Trust Co. TR                     33%
           CSX Corp Master Savings Plan
           Chicago, Illinois

           The Chase Manhattan Bank NA Trustee       28%
           Robert Bosch Corporation New Star
           Plan and Trust
           New York, New York

           The Chase Manhattan Bank NA TR            12%
           Winnebago Industries Inc. Profit Sharing
           & Deferred Savings Investment Plan
           New York, New York

           The Chase Manhattan Bank NA TR            9%
           Huntsman Corp Salary Deferral Plan & Trust
           New York, New York
--------------------------------------------------------------------------------
   A
           Charles Schwab & Co., Inc.                80%
           San Francisco, California
--------------------------------------------------------------------------------
   B
           American Enterprise Investment Svcs       31%
           Minneapolis, Minnesota

           M L P F & S Inc.                          5%
           Jacksonville, Florida
--------------------------------------------------------------------------------
   C
           M L P F & S Inc                           45%
           Jacksonville, Florida

           American Enterprise Investment Svcs       16%
           Minneapolis, Minnesota
--------------------------------------------------------------------------------
Heritage
--------------------------------------------------------------------------------
   Investor
           State Street Bank & Trust Co TTEE         23%
           FBO Kraft Foods Inc.
           Westwood, Massachusetts

           Bankers Trust Company Trustee             11%
           Philip Morris Deferred Profit
           Sharing Plan and Trust
           Jersey City, New Jersey
--------------------------------------------------------------------------------
   Advisor
           Charles Schwab & Co., Inc.                21%
           San Francisco, California

           Saxon & Co                                20%
           Philadelphia, Pennsylvania

           UMBSC & Co. FBO                           10%
           Association of Unity Church
           Kansas City, Missouri

           BNY Clearing Services LLC                 6%
           Milwaukee, Wisconsin
--------------------------------------------------------------------------------

                                                      Percentage of
Fund/Class Shareholder                                Outstanding Shares Owned
--------------------------------------------------------------------------------
Heritage
--------------------------------------------------------------------------------
   Institutional
            Chase Manhattan Bank Trustee              47%
            The BOC Group Inc. Savings
            Investment Plan Trust
            New York, New York

            The Chase Manhattan Bank NA TTEE          31%
            The Reynolds and Reynolds Co. 401(k)
            Savings Plan Trust
            New York, New York

            JP Morgan Chase & Co.                     12%
            Marconi USA Wealth
            Accumulation Plan Trust
            New York, New York

            Trustees of American Century               8%
            P/S & 401K Savings Plan & Trust
            Kansas City, Missouri
--------------------------------------------------------------------------------
   C
            Mobank & Co. EB                           42%
            Monroe, Michigan

            American Enterprise Investment Svcs       12%
            Minneapolis, Minnesota

            Pershing LLC                              11%
            Jersey City, New Jersey
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
   Investor
            Charles Schwab & Co., Inc.                 7%
            San Francisco, California
--------------------------------------------------------------------------------
   Advisor
            Principal Life Insurance                  21%
            Des Moines, Iowa

            National Financial Services Corp          11%
            New York, New York

            Nationwide Trust Company FSB               8%
            Columbus, Ohio

            Connecticut General Life                   6%
            Hartford, Connecticut
--------------------------------------------------------------------------------
   Institutional
            JP Morgan Chase Bank Trustee              16%
            401(k) Savings Plan of
            JP Morgan Chase & Co. Trust
            Brooklyn, New York

            The Chase Manhattan Bank NA Trustee       14%
            Robert Bosch Corporation
            New Star Plan and Trust
            New York, New York

            JP Morgan Chase Trustee                   13%
            The Interpublic Group of
            Companies Inc.
            Savings Plan Trust
            New York, New York

            Nationwide Insurance Company               8%
            QPVA
            Columbus, Ohio
--------------------------------------------------------------------------------

                                                                             37

                                                     Percentage of
Fund/Class Shareholder                               Outstanding Shares Owned
--------------------------------------------------------------------------------

Ultra
--------------------------------------------------------------------------------
   Institutional
           Fidelity FIIOC TR                          8%
           Covington, Kentucky

           Fidelity FIIOC TR                          8%
           FBO Certain Employee Benefit Plans
           Covington, Kentucky

           The Chase Manhattan Bank NA TR             5%
           Huntsman Corp Salary Deferral Plan
           New York, New York

           Chase Manhattan Bank Trustee               5%
           Hayes Lemmerz International Inc.
           Retirement Savings Plan Trust
           New York, New York
--------------------------------------------------------------------------------
   C
           Mobank & Co EB                            14%
           Monroe, Michigan

           Boone County National Bank Cust            9%
           FBO MO Bar 457(B) Plan
           Columbia, Missouri

           Pershing LLC                               5%
           Jersey City, New Jersey
--------------------------------------------------------------------------------
Giftrust
           None
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
   Investor
           None
--------------------------------------------------------------------------------
   Advisor
           James B Anderson TR                       42%
           American Chamber of Commerce Executives
           Amended & Restated 401k Plan & Trust
           Springfield, Missouri

           Charles Schwab & Co., Inc.                11%
           San Francisco, California

           Orchard Trust Company Custodian            9%
           RHD Investors Choice 403B7
           Englewood, Colorado

           James B Anderson TR                        7%
           American Chamber of Commerce Executives
           Amended & Restated MPP Plan and Trust
           Springfield, Missouri
--------------------------------------------------------------------------------
   Institutional
           American Century Profit Sharing           44%
           and 401K Savings Plan and Trust
           Kansas City, Missouri

           The Chase Manhattan Bank NA TR            28%
           Huntsman Corp Salary Deferral Plan & Trust
           New York, New York

           Chase Manhattan Bank Trustee              11%
           Thrift Plan for Employees of Conoco Inc.
           New York, New York

           The Chase Manhattan Bank NA TR             7%
           Huntsman Corp MPP Plan & Trust
           New York, New York
--------------------------------------------------------------------------------

                                                     Percentage of
Fund/Class Shareholder                               Outstanding Shares Owned
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
   C
           FMT Co Cust IRA Rollover                  36%
           FBO Richard F. Zenko
           Granville, Ohio

           American Enterprise Investment Services   30%
           Minneapolis, Minnesota

           Circle Trust Company Custodian            11%
           Rhodes Grocery Inc 401K Plan
           Stamford, Connecticut

           Microspec Inc Profit Sharing              10%
           Plan & Trust U/A/D 09/30/85
           John Theodore Lisbon Trustee
           New York, New York

           National Investor Services                 5%
           New York, New York
--------------------------------------------------------------------------------
Balanced
--------------------------------------------------------------------------------
   Investor
           None
--------------------------------------------------------------------------------
   Advisor
           Fulvest & Co                              33%
           Lancaster, Pennsylvania

           MLPF&S                                    10%
           For the Sole Benefit of Its Customers
           Jacksonville, Florida

           Circle Trust Co. Custodian                 7%
           FBO Gold Banc Corp Inc
           Employees 401K Plan
           Stamford, Connecticut

           UMBSC & Co                                 7%
           FBO Parmelee Industries Inc. 401k
           Kansas City, Missouri
--------------------------------------------------------------------------------
   Institutional
           Trustees of American Century              99%
           Mutual Funds Indep Directors
           Def Comp Plan
           Kansas City, Missouri
--------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------
   Investor
           Trustees of American Century Profit        7%
           Sharing and 401K Savings Plan & Trust
           Kansas City, Missouri
--------------------------------------------------------------------------------
Veedot
--------------------------------------------------------------------------------
   Investor
           None
--------------------------------------------------------------------------------

                                                                             39

                                                     Percentage of
Fund/Class Shareholder                               Outstanding Shares Owned
--------------------------------------------------------------------------------
Veedot
--------------------------------------------------------------------------------
   Institutional
           Trustees of American Century P/S          56%
           & 401K Savings Plan & Trust
           Kansas City, Missouri

           American Century Investment               17%
           Management Inc.
           Kansas City, Missouri

           UMB TR
           American Century Executive                14%
           Deferred Comp Plan Trust
           Kansas City, Missouri

           UMB TR
           American Century Services Corp.            7%
           Stock Option Surrender Plan
           Kansas City, Missouri
--------------------------------------------------------------------------------
Capital Value
--------------------------------------------------------------------------------
   Investor
           Saxon & Co                                33%
           Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
   Advisor
           Charles Schwab & Co., Inc.               100%
           San Francisco, California
--------------------------------------------------------------------------------
   Institutional
           Charles Schwab & Co., Inc.                99%
           San Francisco, California
--------------------------------------------------------------------------------
New Opportunities II
--------------------------------------------------------------------------------
   Investor
           None
--------------------------------------------------------------------------------
   Institutional
           None
--------------------------------------------------------------------------------
   A
           American Enterprise Investment Svcs       33%
           Minneapolis, Minnesota

           Charles Schwab & Co., Inc.                31%
           San Francisco
--------------------------------------------------------------------------------
   B
           American Enterprise Investment Svcs       37%
           Minneapolis, Minnesota

           Pershing LLC                              27%
           Jersey City, New Jersey

           Andrea Huntington                         17%
           Oakdale, Connecticut

           LPL Financial Services                    13%
           San Diego, California
--------------------------------------------------------------------------------
   C(1)
           American Century Investment              100%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  These shares represent American Century Companies' seed capital pursuant to section 14(a)(1) of the Investment Company Act of 1940.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other

shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Mutual Funds, Inc. As of July 31, 2003, the
officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectuses under the heading Management.

For services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of each fund. Ultra, Balanced, Capital
Value and Veedot have a stepped fee structure. The management fees for the funds are as follows:

Fund      Class                    Percentage of Net Assets
------------------------------------------------------------------------------
Growth    Investor, C and R        1.000%
------------------------------------------------------------------------------
          Institutional            0.800%
------------------------------------------------------------------------------
          Advisor                  0.750%
------------------------------------------------------------------------------
Ultra     Investor, C and R        1.000% of first $20 billion
                                   0.950% more than $20 billion to $30 billion
                                   0.925% more than $30 billion to $40 billion
                                   0.900% over $40 billion
------------------------------------------------------------------------------
          Institutional            0.800% of first $20 billion
                                   0.750% more than $20 billion to $30 billion
                                   0.725% more than $30 billion to $40 billion
                                   0.700% over $40 billion
------------------------------------------------------------------------------
          Advisor                  0.750% of first $20 billion
                                   0.700% more than $20 billion to $30 billion
                                   0.675% more than $30 billion to $40 billion
                                   0.650% over $40 billion
------------------------------------------------------------------------------
Select    Investor, A, B and C     1.000%
------------------------------------------------------------------------------
          Institutional            0.800%
------------------------------------------------------------------------------
          Advisor                  0.750%
------------------------------------------------------------------------------
Vista     Investor and C           1.000%
------------------------------------------------------------------------------
          Institutional            0.800%
------------------------------------------------------------------------------
          Advisor                  0.750%
------------------------------------------------------------------------------
Heritage  Investor and C           1.000%
------------------------------------------------------------------------------
          Institutional            0.800%
------------------------------------------------------------------------------
          Advisor                  0.750%
------------------------------------------------------------------------------
Balanced  Investor                 0.900% of first $1 billion
                                   0.800% over $1 billion
------------------------------------------------------------------------------
          Institutional            0.700% of first $1 billion
                                   0.600% over $1 billion
------------------------------------------------------------------------------
          Advisor                  0.650% of first $1 billion
                                   0.550% over $1 billion
------------------------------------------------------------------------------

                                                                             41

Fund                    Class                  Percentage of Net Assets
------------------------------------------------------------------------------
Capital Value           Investor               1.10% of first $500 million
                                               1.00% of next $500 million
                                               0.90% over $1 billion
                        ------------------------------------------------------
                        Institutional          0.90% of first $500 million
                                               0.80% of next $500 million
                                               0.70% over $1 billion
                        ------------------------------------------------------
                        Advisor                0.85% of first $500 million
                                               0.75% of next $500 million
                                               0.65% over $1 billion
------------------------------------------------------------------------------
Giftrust                Investor               1.00%
------------------------------------------------------------------------------
New Opportunities       Investor               1.50%
------------------------------------------------------------------------------
New Opportunities II    Investor, A, B and C   1.50%
                        ------------------------------------------------------
                        Institutional          1.30%
------------------------------------------------------------------------------
Veedot                  Investor               1.50% of first $500 million
                                               1.45% of next $500 million
                                               1.40% over $1 billion
                        ------------------------------------------------------
                        Institutional          1.30% of first $500 million
                                               1.25% of next $500 million
                                               1.20% over $1 billion
                        ------------------------------------------------------
                        Advisor                1.25% of first $500 million
                                               1.20% of next $500 million
                                               1.15% over $1 billion
------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or

funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 2002, 2001 and 2000, are indicated in the following tables.

Unified Management Fees
------------------------------------------------------------------------------
Fund/Class                      2002               2001              2000
------------------------------------------------------------------------------
Growth
    Investor Class           $53,431,278       $71,751,032      $100,365,047
------------------------------------------------------------------------------
    Advisor Class               $245,976          $201,692          $149,577
------------------------------------------------------------------------------
    Institutional Class       $1,444,918          $627,513          $212,927
------------------------------------------------------------------------------
    C Class                    $2,123(1)               N/A               N/A
------------------------------------------------------------------------------
Ultra
    Investor Class          $231,562,879      $296,533,074      $411,243,949
------------------------------------------------------------------------------
    Advisor                   $3,304,275        $3,481,936        $3,157,451
------------------------------------------------------------------------------
    Institutional             $5,253,092        $5,269,404        $3,661,448
------------------------------------------------------------------------------
    C Class                       $2,726             $5(2)               N/A
------------------------------------------------------------------------------
Select
    Investor Class           $43,411,463       $57,594,371       $74,410,279
------------------------------------------------------------------------------
    Advisor                     $174,038          $168,511          $111,586
------------------------------------------------------------------------------
    Institutional             $1,657,448        $1,726,156        $1,578,151
------------------------------------------------------------------------------
Vista
    Investor Class           $11,472,288       $16,438,598       $21,675,209
------------------------------------------------------------------------------
    Advisor                     $101,047          $123,077          $128,782
------------------------------------------------------------------------------
    Institutional               $357,642          $438,762          $246,228
------------------------------------------------------------------------------
    C Class                         $399            $14(2)               N/A
------------------------------------------------------------------------------
Heritage
    Investor Class           $12,137,959       $15,634,691       $16,346,863
------------------------------------------------------------------------------
    Advisor                      $23,346           $18,536           $12,566
------------------------------------------------------------------------------
    Institutional               $928,931          $219,138           $46,536
------------------------------------------------------------------------------
    C Class                         $557             $8(2)               N/A
------------------------------------------------------------------------------

(1)  Fees accrued from November 28, 2001 (class inception) through
     October 31, 2002.

(2)  Fees accrued from class inception through October 31, 2001. The inception dates for the class are: Ultra, October 29, 2001; Vista, July 18, 2001;
     and Heritage, June 26, 2001.

                                                                             43

Unified Management Fees
---------------------------------------------------------------------------
Fund/Class                    2002               2001              2000
---------------------------------------------------------------------------
Balanced
    Investor Class         $5,583,056         $6,728,534         $8,703,277
---------------------------------------------------------------------------
    Advisor                  $103,396           $124,391            $93,449
---------------------------------------------------------------------------
    Institutional            $128,656           $154,486            $76,113
---------------------------------------------------------------------------
Capital Value
    Investor Class           $568,432           $476,718           $445,431
---------------------------------------------------------------------------
    Institutional          $18,575(1)                N/A                N/A
---------------------------------------------------------------------------
Giftrust
    Investor Class         $8,744,135        $12,140,513        $19,959,904
---------------------------------------------------------------------------
New Opportunities
    Investor Class         $5,552,493         $7,596,803        $12,892,612
---------------------------------------------------------------------------
New Opportunities II
    Investor Class           $385,262        $100,936(2)                N/A
---------------------------------------------------------------------------
Veedot
    Investor Class         $3,397,163         $4,287,497         $4,117,607
---------------------------------------------------------------------------
    Institutional            $128,328           $145,476            $36,251
---------------------------------------------------------------------------

(1)  Fees accrued from March 1, 2002 (class inception) through October 31, 2002.

(2)  Fees accrued from June 1, 2001 (class inception) through October 31, 2001.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditors of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditors of the funds, Deloitte & Touche LLP provides services including

(1) auditing the annual financial statements for each fund,
(2) assisting and consulting in connection with SEC filings and
(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, CAPITAL VALUE, GIFTRUST, NEW
OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT AND THE EQUITY PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

                                                                             45

In the years ended October 31, 2002, 2001 and 2000, the brokerage commissions of each fund were:

Fund                        2002              2001              2000
--------------------------------------------------------------------------
Growth                   $10,370,502       $12,572,889        $9,949,477
--------------------------------------------------------------------------
Ultra                    $41,568,399       $39,761,395       $22,096,395
--------------------------------------------------------------------------
Select                   $11,315,541       $10,237,183        $6,782,094
--------------------------------------------------------------------------
Vista                     $5,892,458        $9,833,296        $4,205,307
--------------------------------------------------------------------------
Heritage                  $2,503,500        $4,214,257        $2,949,237
--------------------------------------------------------------------------
Balanced                    $522,702          $655,072          $493,080
--------------------------------------------------------------------------
Capital Value                $39,193           $42,231           $39,005
--------------------------------------------------------------------------
Giftrust                  $1,674,254        $2,935,931        $1,087,217
--------------------------------------------------------------------------
New Opportunities         $1,192,917        $1,181,493          $464,626
--------------------------------------------------------------------------
New Opportunities II        $116,276        $35,650(1)               N/A
--------------------------------------------------------------------------
Veedot                    $1,741,747        $2,774,001        $1,095,419
--------------------------------------------------------------------------

(1)  From June 1, 2001 (inception) to October 31. 2001.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities.  The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation.  Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The total management fee for the A, B, C and R classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

                                                                             47

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of
Directors (including a majority of the independent directors), except that the
Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The A Class had not been offered as of October 31, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the Prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

                                                                             49

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the B Class shares. The B Class had not been offered as of October 31, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, 1.00% annually of the average daily net asset value of the C Class shares of Ultra, Vista, Growth,
Heritage, Select and New Opportunities II. During the fiscal year ended October
31, 2002, the aggregate amount of fees paid under the C Class Plan was:

    Ultra         $2,745
    Vista           $399
    Heritage        $557
    Growth        $2,123

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

                                                                             51

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the Prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the Advisor, as paying agent for the fund, 0.50% annually of the average daily net asset value of the R Class shares. The R Class had not been offered as of October 31, 2002, and therefore ho fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for

                                                                             53

shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended October 31, 2002, the aggregate amount of fees paid under the Advisor Class Plan was:

    Growth              $163,872
    Ultra             $2,228,284
    Select              $115,924
    Vista                $67,305
    Heritage             $15,564
    Balanced             $79,480

Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j) providing other similar administrative and sub-transfer agency services; and

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Conduct Rules of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2002, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

    Growth               $81,936
    Ultra             $1,114,147
    Select               $57,962
    Vista                $33,653
    Heritage              $7,777
    Balanced             $39,740

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2002, the amount of fees paid under the
Advisor Class Plan for distribution services was:

    Growth               $81,936
    Ultra             $1,114,147
    Select               $57,962
    Vista                $33,653
    Heritage              $7,777
    Balanced             $39,740

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*   Qualified retirement plan purchases

*   Certain individual retirement account rollovers

*   Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*   Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*   Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*   Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

                                                                             55

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

Shares of the A and B Classes of the funds have not been offered as of the date of this Statement of Additional Information. The aggregate contingent deferred sales charges paid to the Distributor for the C Class shares in the fiscal year ended October 31, 2002 were Growth, $307; Ultra; $421; and Heritage, $50.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount                    Dealer Concession
--------------------------------------------------------------------------------
Less than $50,000                  5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                  4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999            1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999            0.50%
--------------------------------------------------------------------------------
Greater than $10,000,000           0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis.
In addition, B and C Class purchases and A Class purchases greater than
$1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

                                                                             57

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 120-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends-received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the

fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of October 31, 2002, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                            Capital Loss Carryover
--------------------------------------------------------------------------------
Growth                          $2,180,900,791 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Ultra                           $3,430,907,312 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Select                          $1,112,272,417 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Vista                           $492,680,978 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Heritage                        $316,040,766 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Balanced                        $59,727,433 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Capital Value                   $2,173,713 (expiring 2007 through 2010)
--------------------------------------------------------------------------------
Giftrust                        $597,522,294 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
New Opportunities               $230,866,499 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
New Opportunities II            $4,852,132 (expiring 2009 through 2010)
--------------------------------------------------------------------------------
Veedot                          $172,894,183 (expiring 2008 through 2010)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

                                                                             59

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

All Funds

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The following tables show the average annual total returns calculated three different ways. As new classes, performance information for the A, B and C
Classes of New Opportunities II and Select and for the Institutional Class of
Capital Value is not available as of the fiscal year end.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with

owning the fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and the Sale of
Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS AS OF OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------
                                        1           5         10        From             Inception
Fund                                    year        years     years     Inception(1)     Date
------------------------------------------------------------------------------------------------------
Growth                                                                                   06/30/1971(2)
Return Before Taxes                    -17.09%    -0.33%      6.36%     15.27%
Return After Taxes on Distributions    -17.09%    -2.99%      3.58%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares             -10.49%     0.06%      4.78%     N/A
------------------------------------------------------------------------------------------------------
Ultra                                                                                    11/02/1981
Return Before Taxes                    -12.99%     1.22%      10.22%    13.65%
Return After Taxes on Distributions    -12.99%    -0.94%      8.61%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares              -7.98%     0.94%      8.52%     N/A
------------------------------------------------------------------------------------------------------
Select                                                                                   06/30/1971(2)
Return Before Taxes                    -17.11%     0.46%      7.39%     14.18%
Return After Taxes on Distributions    -17.17%    -2.17%      4.55%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares             -10.50%     0.20%      5.37%     N/A
------------------------------------------------------------------------------------------------------
Vista                                                                                    11/25/1983
Return Before Taxes                    -12.90%     0.47%      6.86%     9.49%
Return After Taxes on Distributions    -12.90%    -1.65%      4.70%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares              -7.92%     0.50%      5.36%     N/A
------------------------------------------------------------------------------------------------------
Heritage                                                                                 11/10/1987
Return Before Taxes                    -10.07%     1.48%      9.01%     11.50%
Return After Taxes on Distributions    -10.07%    -1.54%      6.41%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares              -6.18%     0.57%      6.76%     N/A
------------------------------------------------------------------------------------------------------
Balanced                                                                                 10/20/1988
Return Before Taxes                     -6.80%     1.81%      6.63%     8.67%
Return After Taxes on Distributions     -7.70%    -0.95%      4.21%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares              -4.15%     0.76%      4.65%     N/A
------------------------------------------------------------------------------------------------------

(1)  Only funds with performance history less than 10 years show after-tax returns from inception.

(2)  Commenced operations on June 30, 1971. This inception date corresponds with the management company's implementation of its current investment philosophy and practices, although the fund's actual inception date was
     October 31, 1958.

                                                                             61

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS AS OF OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------
                                         1         5         10       From             Inception
Fund                                     year      years     years    Inception(1)     Date
-------------------------------------------------------------------------------------------------
Giftrust                                                                               11/25/1983
Return Before Taxes                    -15.38%     -8.10%    6.04%    11.67%
Return After Taxes on Distributions    -15.39%     -9.23%    4.18%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares              -9.45%     -5.52%    5.03%    N/A
-------------------------------------------------------------------------------------------------
New Opportunities(2)                                                                   12/26/1996
Return Before Taxes                    -18.13%     4.06%     N/A      4.53%
Return After Taxes on Distributions    -18.13%     1.56%     N/A      2.38%
Return After Taxes on Distributions
   and Sale of Fund Shares             -11.13%     3.69%     N/A      4.04%
-------------------------------------------------------------------------------------------------
New Opportunities II                                                                   06/01/2001
Return Before Taxes                     -8.19%     N/A       N/A    -12.33%
Return After Taxes on Distributions     -8.19%     N/A       N/A    -12.33%
Return After Taxes on Distributions
   and Sale of Fund Shares              -5.03%     N/A       N/A     -9.81%
-------------------------------------------------------------------------------------------------
Capital Value                                                                          03/31/1999
Return Before Taxes                     -8.49%     N/A       N/A      0.33%
Return After Taxes on Distributions     -8.87%     N/A       N/A     -0.07%
Return After Taxes on Distributions
   and Sale of Fund Shares              -5.18%     N/A       N/A      0.08%
-------------------------------------------------------------------------------------------------
Veedot(2)                                                                              11/30/1999
Return Before Taxes                    -14.48%     N/A       N/A     -9.85%
Return After Taxes on Distributions    -14.48%     N/A       N/A     -9.85%
Return After Taxes on Distributions
   and Sale of Fund Shares              -8.89%     N/A       N/A     -7.72%
-------------------------------------------------------------------------------------------------

(1)  Only funds with performance history less than 10 years show after-tax returns from inception.

(2)  Returns reflect the deduction of a 2% redemption fee, incurred only if shares were redeemed within the first five years after purchase.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS AS OF OCTOBER 31, 2002
---------------------------------------------------------------------------------------
                                         1          5         From          Inception
Fund                                     year       years     Inception(1)  Date
---------------------------------------------------------------------------------------
Growth                                                                      06/04/1997
Return Before Taxes                     -17.32%   -0.62%      1.91%
Return After Taxes on Distributions     -17.32%   -3.20%     -0.54%
Return After Taxes on Distributions
   and Sale of Fund Shares              -10.64%   -0.13%      1.90%
---------------------------------------------------------------------------------------
Ultra                                                                       10/02/1996
Return Before Taxes                     -13.24%    0.99%      3.80%
Return After Taxes on Distributions     -13.24%   -1.14%      1.75%
Return After Taxes on Distributions
   and Sale of Fund Shares               -8.13%    0.78%      2.99%
---------------------------------------------------------------------------------------

(1)  Only funds with performance history less than 10 years show after-tax returns from inception.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS AS OF OCTOBER 31, 2002
----------------------------------------------------------------------------------------
                                         1          5          From           Inception
Fund                                     year       years      Inception(1)   Date
----------------------------------------------------------------------------------------
Select                                                                        08/08/1997
Return Before Taxes                    -17.36%     0.21%     -0.30%
Return After Taxes on Distributions    -17.36%    -2.38%     -2.76%
Return After Taxes on Distributions
   and Sale of Fund Shares             -10.66%     0.03%     -0.37%
----------------------------------------------------------------------------------------
Vista                                                                         10/02/1996
Return Before Taxes                    -13.11%     0.23%     -1.00%
Return After Taxes on Distributions    -13.11%    -1.86%     -3.04%
Return After Taxes on Distributions
   and Sale of Fund Shares              -8.05%     0.34%     -0.77%
----------------------------------------------------------------------------------------
Heritage                                                                      07/11/1997
Return Before Taxes                    -10.31%     1.22%      1.97%
Return After Taxes on Distributions    -10.31%    -1.74%     -0.84%
Return After Taxes on Distributions
   and Sale of Fund Shares              -6.33%     0.40%      1.03%
----------------------------------------------------------------------------------------
Balanced                                                                      01/06/1997
Return Before Taxes                     -7.04%     1.54%      3.54%
Return After Taxes on Distributions     -7.85%    -1.12%      1.12%
Return After Taxes on Distributions
   and Sale of Fund Shares              -4.30%     0.60%      2.26%
----------------------------------------------------------------------------------------

(1)  Only funds with performance history less than 10 years show after-tax returns from inception.

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS AS OF OCTOBER 31, 2002
------------------------------------------------------------------------------------------------
Fund                                    1 year      5 years     From Inception   Inception Date
------------------------------------------------------------------------------------------------
Growth                                                                            06/16/1997
Return Before Taxes                    -16.93%     -0.11%       1.39%
Return After Taxes on Distributions    -16.93%     -2.82%      -1.18%
Return After Taxes on Distributions
   and Sale of Fund Shares             -10.39%      0.20%       1.39%
------------------------------------------------------------------------------------------------
Ultra                                                                             11/14/1996
Return Before Taxes                    -12.76%      1.43%       3.64%
Return After Taxes on Distributions    -12.76%     -0.77%       1.49%
Return After Taxes on Distributions
   and Sale of Fund Shares              -7.83%      1.07%       2.79%
------------------------------------------------------------------------------------------------
Select                                                                            03/13/1997
Return Before Taxes                    -16.93%      0.67%       3.74%
Return After Taxes on Distributions    -17.05%     -2.00%       1.29%
Return After Taxes on Distributions
   and Sale of Fund Shares             -10.38%      0.33%       2.85%
------------------------------------------------------------------------------------------------
Vista                                                                             11/14/1996
Return Before Taxes                    -12.71%      0.67%       0.59%
Return After Taxes on Distributions    -12.71%     -1.48%      -1.57%
Return After Taxes on Distributions
   and Sale of Fund Shares              -7.80%      0.64%       0.45%
------------------------------------------------------------------------------------------------

                                                                             63

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS AS OF OCTOBER 31, 2002
----------------------------------------------------------------------------------------------
Fund                                    1 year      5 years    From Inception   Inception Date
----------------------------------------------------------------------------------------------
Heritage                                                                        06/16/1997
Return Before Taxes                     -9.83%     1.73%        3.31%
Return After Taxes on Distributions     -9.83%    -1.34%        0.41%
Return After Taxes on Distributions
   and Sale of Fund Shares              -6.04%     0.74%        2.05%
----------------------------------------------------------------------------------------------
Balanced                                                                        05/01/ 2000
Return Before Taxes                     -6.54%      N/A        -7.03%
Return After Taxes on Distributions     -7.52%      N/A        -8.34%
Return After Taxes on Distributions
   and Sale of Fund Shares              -3.99%      N/A        -6.01%
----------------------------------------------------------------------------------------------
Veedot(1)                                                                       08/01/2000
Return Before Taxes                    -14.22%      N/A       -19.92%
Return After Taxes on Distributions    -14.22%      N/A       -19.92%
Return After Taxes on Distributions
   and Sale of Fund Shares              -8.73%      N/A       -15.46%
----------------------------------------------------------------------------------------------

(1)  Returns reflect the deduction of a 2% redemption fee, incurred only if shares were redeemed within the first five years after purchase.

AVERAGE ANNUAL TOTAL RETURNS - C CLASS(1) AS OF OCTOBER 31, 2002
------------------------------------------------------------------------------
Fund                                  1 year    From Inception  Inception Date
------------------------------------------------------------------------------
Vista                                                           07/18/2001
Return Before Taxes                  -13.88%   -19.56%
Return After Taxes on Distributions  -14.74%   -19.88%
Return After Taxes on Distributions
   and Sale of Fund Shares            -9.05%   -15.80%
------------------------------------------------------------------------------
Ultra                                                           10/29/2001
Return Before Taxes                  -13.95%   -15.36%
Return After Taxes on Distributions  -14.81%   -16.21%
Return After Taxes on Distributions
   and Sale of Fund Shares            -9.09%   -12.96%
------------------------------------------------------------------------------
Heritage                                                        06/26/2001
Return Before Taxes                  -10.99%   -21.37%
Return After Taxes on Distributions  -11.88%   -21.58%
Return After Taxes on Distributions
   and Sale of Fund Shares            -7.29%   -17.11%
------------------------------------------------------------------------------

Balanced

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations pursuant to computation methods prescribed by the SEC for the various classes of Balanced for the 30-day period ended October 31, 2002, the last day of the fund's most recent fiscal year.

Fund           Investor Class     Institutional Class     Advisor Class
------------------------------------------------------------------------------
Balanced         2.36%            2.55%                   2.11%
------------------------------------------------------------------------------

Balanced may also elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund the most recent calendar quarter (excluding capital gains) by 4, dividing by the fund's share price (net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

Dividends Earned Over Last Calendar Quarter X 4
-----------------------------------------------   X  100  =  Annualized Distribution Rate
              Current Share Price

The annual distribution rate for a fund will differ from the fund's 30-day SEC yield.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

                                                                             65

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended
October 31, 2002, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

                                                                            67

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The
        Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of credit risk.
        Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of credit risk.
        Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of credit risk.
        Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB      Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time.
        However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B       Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------

58

Fitch, Inc.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.

                Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest
                prospect for resumption of performance or  continued operation with or without a formal reorganization process. Entities rated
                'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

Commercial Paper Ratings
-----------------------------------------------------------------------------------
S&P    Moody's   Description
-----------------------------------------------------------------------------------
A-1    Prime-1   This indicates that the degree of safety regarding timely payment
       (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
-----------------------------------------------------------------------------------
A-2    Prime-2   Capacity for timely payment on commercial paper is satisfactory,
       (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                 characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
-----------------------------------------------------------------------------------
A-3    Prime-3   Satisfactory capacity for timely repayment. Issues that carry this
       (P-3)     rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
-----------------------------------------------------------------------------------

Note Ratings
-------------------------------------------------------------------------------------------
S&P    Moody's         Description
-------------------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for
                       refinancing, or both.
-------------------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2   Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
-------------------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3   Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in particular, is likely to be less well established.
-------------------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.
-------------------------------------------------------------------------------------------

                                                                             69

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

[american century logo and text logo (reg sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-34921   0308

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference)

(a)       (1) Articles of Incorporation of Twentieth  Century  Investors,  Inc.,
          dated  June  26,  1990  (filed   electronically   as  Exhibit  b1a  to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (2) Articles of Amendment of Twentieth Century Investors,  Inc., dated
          November   19,   1990   (filed   electronically   as  Exhibit  b1b  to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (3)  Articles  of Merger  of  Twentieth  Century  Investors,  Inc.,  a
          Maryland corporation and Twentieth Century Investors, Inc., a Delaware
          corporation,  dated February 22, 1991 (filed electronically as Exhibit
          b1c to Post-Effective  Amendment No. 73 to the Registration  Statement
          of the Registrant on February 29, 1996, File No. 2-14213).

          (4) Articles of Amendment of Twentieth Century Investors,  Inc., dated
          August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective
          Amendment No. 73 to the  Registration  Statement of the  Registrant on
          February 29, 1996, File No. 2-14213).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated
          September   2,  1993   (filed   electronically   as  Exhibit   b1e  to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated
          April 24, 1995 (filed  electronically as Exhibit b1f to Post-Effective
          Amendment No. 73 to the  Registration  Statement of the  Registrant on
          February 29, 1996, File No. 2-14213).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated
          October   11,   1995   (filed   electronically   as  Exhibit   b1g  to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated
          January   22,   1996   (filed   electronically   as  Exhibit   b1h  to
          Post-Effective  Amendment No. 73 to the Registration  Statement of the
          Registrant on February 29, 1996, File No. 2-14213).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated
          March 11, 1996 (filed  electronically as Exhibit b1i to Post-Effective
          Amendment No. 75 to the  Registration  Statement of the  Registrant on
          June 14, 1996, File No. 2-14213).

          (10) Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
          dated  September  9, 1996  (filed  electronically  as  Exhibit  a10 to
          Post-Effective  Amendment No. 85 to the Registration  Statement of the
          Registrant on September 1, 1999, File No. 2-14213).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
          December   2,  1996   (filed   electronically   as   Exhibit   b1j  to
          Post-Effective  Amendment No. 76 to the Registration  Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

          (12) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  December  2,  1996  (filed  electronically  as  Exhibit  b1k to
          Post-Effective  Amendment No. 76 to the Registration  Statement of the
          Registrant on February 28, 1997, File No. 2-14213).

          (13) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  July  28,  1997  (filed   electronically   as  Exhibit  b1l  to
          Post-Effective  Amendment No. 78 to the Registration  Statement of the
          Registrant on February 26, 1998, File No. 2-14213).

          (14) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  November  28,  1997  (filed  electronically  as Exhibit  a13 to
          Post-Effective  Amendment No. 83 to the Registration  Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (15)  Certificate of Correction to Articles  Supplementary of American
          Century   Mutual  Funds,   Inc.,   dated   December  18,  1997  (filed
          electronically  as Exhibit a14 to  Post-Effective  Amendment No. 83 to
          the  Registration  Statement of the  Registrant  on February 26, 1999,
          File No. 2-14213).

          (16) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  December  18,  1997  (filed  electronically  as Exhibit  b1m to
          Post-Effective  Amendment No. 78 to the Registration  Statement of the
          Registrant on February 26, 1998, File No. 2-14213).

          (17) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  January  25,  1999  (filed  electronically  as  Exhibit  a16 to
          Post-Effective  Amendment No. 83 to the Registration  Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (18) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  February  16,  1999  (filed  electronically  as Exhibit  a17 to
          Post-Effective  Amendment No. 83 to the Registration  Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (19) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  August  2,  1999  (filed   electronically  as  Exhibit  a19  to
          Post-Effective  Amendment No. 89 to the Registration  Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

          (20) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  November  11,  1999  (filed  electronically  as Exhibit  a19 to
          Post-Effective  Amendment No. 87 to the Registration  Statement of the
          Registrant on November 29, 1999, File No. 2-14213).

          (21) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  March  5,  2001  (filed   electronically   as  Exhibit  a21  to
          Post-Effective  Amendment No. 93 to the Registration  Statement of the
          Registrant on April 20, 2001, File No. 2-14213).

          (22) Certificate of Correction to Articles Supplementary,  dated April
          3,  2001  (filed  electronically  as  Exhibit  a22  to  Post-Effective
          Amendment No. 93 to the  Registration  Statement of the  Registrant on
          April 20, 2001, File No. 2-14213).

          (23) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  June  14,  2002  (filed   electronically   as  Exhibit  a23  to
          Post-Effective  Amendment No. 98 to the Registration  Statement of the
          Registrant on October 10, 2002, File No. 2-14213).

          (24)  Certificate of Correction to Articles  Supplementary of American
          Century Mutual Funds, Inc., dated June 25, 2002 (filed  electronically as Exhibit a24 to Post-Effective  Amendment No. 98 to the Registration
          Statement of the Registrant on October 10, 2002, File No. 2-14213).

          (25) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
          dated  February  12,  2002  (filed  electronically  as Exhibit  a25 to
          Post-Effective  Amendment No. 100 to the Registration Statement of the
          Registrant on February 28, 2003, File No. 2-14213).

          (26)  Certificate of Correction to Articles  Supplementary of American
          Century   Mutual  Funds,   Inc.,   dated   February  28,  2003  (filed
          electronically as Exhibit a26 to  Post-Effective  Amendment No. 101 to
          the  Registration  Statement of the Registrant on June 16, 2003,  File
          No. 2-14213).

         (27) Articles  Supplementary  of American  Century Mutual Funds,  Inc.,
         dated August 14, 2003, are included herein.

(b)       (1)   By-laws   of   Twentieth   Century   Investors,   Inc.,   (filed
          electronically as Exhibit b2 to Post-Effective Amendment No. 73 to the
          Registration  Statement of the  Registrant on February 29, 1996,  File
          No. 2-14213).

          (2)  Amendment  to By-laws of American  Century  Mutual  Funds,  Inc.,
          American  Century Capital  Portfolios,  Inc.,  American  Century World
          Mutual Funds, Inc. and American Century  Strategic Asset  Allocations,
          Inc. (filed electronically as Exhibit b2b to Post-Effective  Amendment
          No.  9 to the  Registration  Statement  of  American  Century  Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein,  Article  Fifth,  Article  Seventh,  and  Article  Eighth,  of
          Registrant's Articles of Incorporation, appearing as Exhibit (a)(1) to
          Post-Effective  Amendment No. 76 on Form N-1A of the  Registrant,  and
          Article  Fifth of  Registrant's  Articles of  Amendment,  appearing as
          Exhibit (a)(4) to Post-Effective  Amendment No. 76 on Form N-1A of the
          Registrant,  to the  Registration  Statement on February 28, 1997; and
          Sections  3, 4, 5, 6, 7, 8, 9, 10,  11, 22, 24, 25, 30, 31, 33, 39, 45
          and  46  of  Registrant's  By-Laws  appearing  as  Exhibit  (b)(2)  to
          Post-Effective Amendment No. 73 on Form N-1A, and Sections 25, 30 & 31
          of Registrant's  By-Laws appearing as Exhibit (b)(2) to Post-Effective
          Amendment No. 9 on Form N-1A of American  Century Capital  Portfolios,
          Inc., File No. 33-64872.

(d)       (1) Management  Agreement  between American Century Mutual Funds, Inc.
          and American Century Investment Management, Inc., dated August 1, 1997
          (filed electronically as Exhibit b5 to Post-Effective Amendment No. 78
          to the Registration  Statement of the Registrant on February 26, 1998,
          File No. 2-14213).

          (2) Addendum to the  Management  Agreement  between  American  Century
          Mutual Funds, Inc. and American Century Investment  Management,  Inc.,
          dated  September  15,  1997  (filed  electronically  as  Exhibit d2 to
          Post-Effective  Amendment No. 89 to the Registration  Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

          (3) Addendum to the  Management  Agreement  between  American  Century
          Mutual Funds, Inc. and American Century Investment  Management,  Inc.,
          dated  February  16,  1999  (filed  electronically  as  Exhibit  d2 to
          Post-Effective  Amendment No. 83 to the Registration  Statement of the
          Registrant on February 26, 1999, File No. 2-14213).

          (4) Addendum to the  Management  Agreement  between  American  Century
          Mutual Funds, Inc. and American Century Investment  Management,  Inc.,
          dated  November  30,  1999  (filed  electronically  as  Exhibit  d3 to
          Post-Effective  Amendment No. 87 to the Registration  Statement of the
          Registrant on November 29, 1999, File No. 2-14213).

          (5)  Amendment  No. 1 to the  Management  Agreement  between  American
          Century Mutual Funds, Inc. and American Century Investment Management,
          Inc.,  dated  August 1, 2000  (filed  electronically  as Exhibit d5 to
          Post-Effective  Amendment No. 89 to the Registration  Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

          (6) Addendum to the  Management  Agreement  between  American  Century
          Mutual Funds, Inc. and American Century Investment  Management,  Inc.,
          dated  May  1,  2001   (filed   electronically   as   Exhibit   d6  to
          Post-Effective  Amendment No. 93 to the Registration  Statement of the
          Registrant on April 20, 2001, File No. 2-14213).

          (7) Addendum to the  Management  Agreement  between  American  Century
          Mutual Funds, Inc. and American Century Investment  Management,  Inc.,
          dated  September  3,  2002  (filed  electronically  as  Exhibit  d7 to
          Post-Effective  Amendment No. 98 to the Registration  Statement of the
          Registrant on October 10, 2002, File No. 2-14213).

         (8)  Addendum to the  Management  Agreement  between  American  Century
         Mutual Funds, Inc. and American Century  Investment  Management,  Inc.,
         dated August 29, 2003, is included herein.

(e)       (1) Amended  and  Restated  Distribution  Agreement  between  American
          Century  California  Tax-Free and Municipal  Funds,  American  Century
          Capital  Portfolios,  Inc.,  American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust,  American  Century  Municipal  Trust,  American  Century Mutual
          Funds,  Inc.,  American Century  Quantitative  Equity Funds,  American
          Century  Strategic Asset  Allocations,  Inc.,  American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century  Variable  Portfolios II, Inc.,  American Century World Mutual
          Funds,  Inc. and American  Century  Investment  Services,  Inc., dated
          September   3,  2002   (filed   electronically   as   Exhibit   e1  to
          Post-Effective  Amendment  No.  35 to the  Registration  Statement  of
          American  Century  Municipal  Trust on September  30,  2002,  File No.
          2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
          between  American  Century  California  Tax-Free and Municipal  Funds,
          American Century Capital Portfolios, Inc., American Century Government
          Income Trust,  American  Century  International  Bond Funds,  American
          Century Investment Trust,  American Century Municipal Trust,  American
          Century  Mutual Funds,  Inc.,  American  Century  Quantitative  Equity
          Funds,  American Century Strategic Asset Allocations,  Inc.,  American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc.,  American Century Variable Portfolios II, Inc., American Century
          World Mutual Funds,  Inc. and American  Century  Investment  Services,
          Inc., dated December 31, 2002 (filed  electronically  as Exhibit e2 to
          Post-Effective  Amendment  No.  4 to  the  Registration  Statement  of
          American  Century  Variable  Portfolios II, Inc. on December 20, 2002,
          File No. 333-46922).

         (3) Amendment No. 2 to the Amended and Restated Distribution  Agreement
         between  American  Century  California  Tax-Free and  Municipal  Funds,
         American Century Capital Portfolios,  Inc., American Century Government
         Income  Trust,  American  Century  International  Bond Funds,  American
         Century  Investment Trust,  American Century Municipal Trust,  American
         Century Mutual Funds, Inc., American Century Quantitative Equity Funds,
         American Century Strategic Asset  Allocations,  Inc.,  American Century
         Target Maturities Trust,  American Century Variable  Portfolios,  Inc.,
         American Century Variable  Portfolios II, Inc.,  American Century World
         Mutual Funds,  Inc. and American  Century  Investment  Services,  Inc.,
         dated  August  29,  2003,  (filed electronically  as  Exhibit  e3  to
         Post-Effective  Amendment  No.  17 to  the  Registration  Statement  of
         American Century Strategic Asset Allocations,  Inc. on August 28, 2003,
         File No. 33-79482).

(f)       Not Applicable.

(g)       (1) Master  Agreement by and between Commerce Bank, N.A. and Twentieth
          Century Services,  Inc., dated January 22, 1997 (filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the Registration
          Statement of the Registrant on February 28, 1997, File No. 2-14213).

          (2) Global Custody Agreement between American Century  Investments and
          The Chase Manhattan Bank,  dated August 9, 1996 (filed  electronically as Exhibit b8 to  Post-Effective  Amendment No. 31 to the Registration
          Statement of American Century  Government  Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
          Investments  and The Chase  Manhattan  Bank,  dated  December  9, 2000
          (filed  electronically as Exhibit g2 to Pre-Effective  Amendment No. 2
          to the Registration  Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(h)       (1)  Transfer  Agency  Agreement  by  and  between  Twentieth  Century
          Investors,  Inc. and Twentieth  Century  Services,  Inc.,  dated as of
          March 1, 1991  (filed  electronically  as Exhibit 9 to  Post-Effective
          Amendment No. 76 to the  Registration  Statement of the  Registrant on
          February 28, 1997, File No. 2-14213).

          (2) Credit  Agreement  between  American  Century  Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
          (filed electronically as Exhibit h9 to Post-Effective Amendment No. 33
          to the Registration  Statement of American Century California Tax-Free
          and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed  electronically  as Exhibit i to
          Post-Effective  Amendment No. 89 to the Registration  Statement of the
          Registrant on December 1, 2000, File No. 2-14213).

(j)       (1) Consent of Deloitte & Touche.

          (2) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit  j2 to the  Registration  Statement  of the  Registrant  on
          December 17, 2002, File No. 2-14213).

          (3)   Secretary's   Certificate,   dated   November  25,  2002  (filed
          electronically  as Exhibit  j3 to the  Registration  Statement  of the
          Registrant on December 17, 2002, File No. 2-14213).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master  Distribution  and  Shareholder  Services Plan of Twentieth
          Century Capital Portfolios,  Inc., Twentieth Century Investors,  Inc.,
          Twentieth  Century  Strategic  Asset  Allocations,  Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective  Amendment No.
          9  to  the   Registration   Statement  of  American   Century  Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated June 13, 1997 (filed  electronically as Exhibit
          b15b to Post-Effective  Amendment No. 77 to the Registration Statement
          of the Registrant on July 17, 1997, File No. 2-14213).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated September 30, 1997 (filed  electronically  as
          Exhibit b15c to  Post-Effective  Amendment No. 78 to the  Registration
          Statement of the Registrant on February 26, 1998, File No. 2-14213).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated June 30, 1998 (filed  electronically as Exhibit
          b15e to Post-Effective  Amendment No. 11 to the Registration Statement
          of American  Century Capital  Portfolios,  Inc. on June 26, 1998, File
          No. 33-39242).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  November 13, 1998 (filed  electronically  as
          Exhibit b15e to  Post-Effective  Amendment No. 12 to the  Registration
          Statement of American Century World Mutual Funds, Inc. on November 13,
          1998, File No. 33-39242).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  February 16, 1999 (filed  electronically  as
          Exhibit  m6 to  Post-Effective  Amendment  No. 83 to the  Registration
          Statement of the Registrant on February 26, 1999, File No. 2-14213).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated July 30, 1999 (filed  electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Capital  Portfolios,  Inc. on July 29, 1999, File No.
          33-64872).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  November 19, 1999 (filed  electronically  as
          Exhibit  m8 to  Post-Effective  Amendment  No. 87 to the  Registration
          Statement of the Registrant on November 29, 1999, File No. 2-14213).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.,  and American  Century  World Mutual  Funds,  Inc.
          (Advisor Class),  dated June 1, 2000 (filed  electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American  Century World Mutual Funds,  Inc. on May 24, 2000,  File No.
          33-39242).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective  Amendment No. 24 to the Registration  Statement
          of American  Century World Mutual Funds,  Inc. on April 19, 2001, File
          No. 33-39242).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  December  3, 2001 (filed  electronically  as
          Exhibit m11 to  Post-Effective  Amendment  No. 94 to the  Registration
          Statement of the Registrant on December 13, 2001, File No. 2-14213).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  September 3, 2002 (filed  electronically  as
          Exhibit m12 to  Post-Effective  Amendment  No. 26 to the  Registration
          Statement of American  Century World Mutual Funds,  Inc. on October 1,
          2002, File No. 33-39242).

          (13) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century Capital  Portfolios,  Inc.,  American Century Mutual
          Funds, Inc.,  American Century Strategic Asset  Allocations,  Inc. and
          American  Century World Mutual Funds,  Inc. (C Class),  dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective  Amendment
          No. 24 to the Registration  Statement of American Century World Mutual
          Funds, Inc. on April 19, 2001, File No. 33-39242).

          (14) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc. and American  Century World Mutual  Funds,  Inc. (C
          Class),  dated April 30, 2001 (filed  electronically as Exhibit m12 to
          Post-Effective  Amendment  No.  24 to the  Registration  Statement  of
          American Century World Mutual Funds,  Inc. on April 19, 2001, File No.
          33-39242).

          (15) Amendment No. 2 to Master Distribution and Individual Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc. and American  Century World Mutual  Funds,  Inc. (C
          Class),  dated September 3, 2002 (filed  electronically as Exhibit m15 to  Post-Effective  Amendment No. 26 to the Registration  Statement of
          American Century World Mutual Funds, Inc. on October 1, 2002, File No.
          33-39242).

          (16) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century World Mutual Funds,  Inc.,  American  Century Mutual
          Funds,  Inc.,  American  Century Capital  Portfolios,  Inc.,  American
          Century  Investment  Trust,   American  Century  Municipal  Trust  and
          American  Century  California  Tax-Free and Municipal  Funds (A Class)
          dated  September  3,  2002  (filed  electronically  as  Exhibit  m6 to
          Post-Effective  Amendment  No.  34 to the  Registration  Statement  of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

          (17) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century World Mutual Funds,  Inc.,  American  Century Mutual
          Funds,  Inc.,  American  Century Capital  Portfolios,  Inc.,  American
          Century  Investment  Trust,   American  Century  Municipal  Trust  and
          American  Century  California  Tax-Free and Municipal  Funds (B Class)
          dated  September  3,  2002  (filed  electronically  as  Exhibit  m7 to
          Post-Effective  Amendment  No.  34 to the  Registration  Statement  of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

          (18) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century  Mutual  Funds,   Inc.,   American  Century  Capital
          Portfolios, Inc., American Century Quantitative Equity Funds, American
          Century World Mutual Funds,  Inc. and American Century Strategic Asset
          Allocations,   Inc.   (R  Class),   dated   August  29,   2003  (filed
          electronically  as Exhibit m16 to  Post-Effective  Amendment No. 17 to
          the  Registration   Statement  of  American  Century  Strategic  Asset
          Allocations, Inc. on August 28, 2003, File No. 33-79482).

(n)       (1)  Amended and  Restated  Multiple  Class Plan of  American  Century
          Capital  Portfolios,   Inc.,  American  Century  Mutual  Funds,  Inc.,
          American Century Strategic Asset Allocations,  Inc.,  American Century
          World Mutual Funds,  Inc.,  American Century  California  Tax-Free and
          Municipal Funds,  American Century  Government Income Trust,  American
          Century Investment Trust,  American Century  International Bond Funds,
          American Century Municipal Trust, American Century Quantitative Equity
          Funds and American Century Target Maturities Trust, dated September 3,
          2002 (filed  electronically as Exhibit n1 to Post-Effective  Amendment
          No. 35 to the Registration  Statement of American  Century  California
          Tax-Free and Municipal Funds on December 17, 2002, File No. 2-82734).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century  California  Tax-Free and Municipal  Funds,  American
          Century Government Income Trust,  American Century  International Bond
          Funds,  American Century Investment Trust,  American Century Municipal
          Trust,  American Century Target  Maturities Trust and American Century
          Quantitative Equity Funds,  American Century Capital Portfolios,  Inc,
          American Century Mutual Funds, Inc.,  American Century Strategic Asset
          Allocations, Inc, and American Century World Mutual Funds, Inc., dated
          December   31,   2002   (filed   electronically   as   Exhibit  n2  to
          Post-Effective  Amendment  No.  39 to the  Registration  Statement  of
          American  Century  Municipal  Trust on  December  23,  2002,  File No.
          2-91229).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century  California  Tax-Free and Municipal  Funds,  American
          Century Government Income Trust,  American Century  International Bond
          Funds,  American Century Investment Trust,  American Century Municipal
          Trust,  American Century Target  Maturities Trust and American Century
          Quantitative Equity Funds,  American Century Capital Portfolios,  Inc,
          American Century Mutual Funds, Inc.,  American Century Strategic Asset
          Allocations, Inc, and American Century World Mutual Funds, Inc., dated
          August 29, 2003 (filed  electronically as Exhibit n3 to Post-Effective
          Amendment  No. 17 to the  Registration  Statement of American  Century
          Strategic  Asset  Allocations,  Inc.  on  August  28,  2003,  File No.
          33-79482).

(o)       Not applicable.

(p)       American Century  Investments Code of Ethics (filed  electronically as
          Exhibit  p to  Post-Effective  Amendment  No.  35 to the  Registration
          Statement of American Century California  Tax-Free and Municipal Funds
          on December 17, 2002, File No. 2-82734).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     None.

ITEM 25. Indemnification.

     The  Registrant  is a Maryland  corporation.  Section  2-418 of the General
Corporation  Law of Maryland  allows a Maryland  corporation  to  indemnify  its directors,  officers,  employees  and  agents  to the  extent  provided  in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  corporation's  directors  and  officers  to the  extent permitted by the General Corporation Law of Maryland, the Investment Company Act
and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

          (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal      Positions and Offices      Positions and Offices
Business Address*        with Underwriter            with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director            Chairman and
                                                         Director

James E. Stowers III    Co-Chairman and Director         Director

William M. Lyons        President, Chief Executive       President
                        Officer and Director

Robert T. Jackson       Executive Vice President,        Executive Vice
                        Chief Financial Officer          President
                        and Chief Accounting Officer

Joseph Greene           Senior Vice President            none

Brian Jeter             Senior Vice President            none

Mark Killen             Senior Vice President            none

Dave Larrabee           Senior Vice President            none

Barry Mayhew            Senior Vice President            none

David C. Tucker         Senior Vice President            Senior Vice
                        and General Counsel              President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American  Century Mutual Funds,  Inc.,  American  Century Services
Corporation and American  Century  Investment  Management,  Inc., all located at
American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements for  effectiveness  of this  Registration  Statement under Rule
485(b) under the  Securities  Act and has duly caused this  Amendment No. 102 to this Registration Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 28th day of
August, 2003.

                               American Century Mutual Funds, Inc.
                               (Registrant)

                               By: /*/William M. Lyons
                               President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 102 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                            Date
---------                  -----                            ----

*William M. Lyons         President and                August 28, 2003
William M. Lyons          Principal Executive Officer

*Maryanne Roepke          Senior Vice President,       August 28, 2003
Maryanne Roepke           Treasurer and Chief
                          Accounting Officer

*James E. Stowers, Jr.    Chairman of the Board and    August 28, 2003
James E. Stowers, Jr.     Director

*James E. Stowers III     Director                     August 28, 2003
James E. Stowers III

*Thomas A. Brown          Director                     August 28, 2003
Thomas A. Brown

*Andrea C. Hall, Ph.D.    Director                     August 28, 2003
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock         Director                     August 28, 2003
D. D. (Del) Hock

*Donald H. Pratt          Director                     August 28, 2003
Donald H. Pratt

*Gale E. Sayers           Director                     August 28, 2003
Gale E. Sayers

*M. Jeannine Strandjord   Director                     August 28, 2003
M. Jeannine Strandjord

*Timothy S. Webster       Director                     August 28, 2003
Timothy S. Webster

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact